Disclosure on Individual Items of the Consolidated Financial Statements (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region

49.6% (2024: 76.1%, 2023: 72.1%) of revenues are generated in Germany. The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile:

Revenue by region
kEUR	2025	2024	2023
Germany	15,654	83,662	77,449
Belgium	4,423	394	18
Netherlands	3,246	2,395	4,770
Austria	3,246	1,310	1,389
United States of America	2,454	5,623	4,971
Sweden	643	392	8,688
Spain	413	144	143
Ireland	356	11,577	8,050
Australia	330	2	199
Switzerland	174	422	1,462
Great Britain	140	165	15
France	126	1,205	6
Italy	126	-	-
Greece	46	2,503	-
Rest of the world	182	219	224
Total	31,559	110,013	107,384

Schedule of Revenue from Contracts with Customers Disaggregated by Major Products

The following table presents the revenue from contracts with customers disaggregated by different revenue streams:

Revenue by different revenue streams
kEUR	2025	2024	2023
Charging	18,740	102,533	89,323
Service	10,277	5,603	2,004
Commercial and industrial	2,190	1,677	15,788
Residential	-	-	41
Other	352	200	227
Total	31,559	110,013	107,384

Schedule of Contract Assets and Contract Liabilities from Contracts with Customers

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Receivables, which are included in ‘Trade and other receivables’	5,289	9,900
Contract assets	-	40
Contract liabilities	11,957	7,074

Schedule of Increase in Cash Received Excluding Amounts Recognized

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities	11,957	7,074
Revenue recognized that was included in the contract liability balance at the beginning of the period	736	446
Increases due to cash received, excluding amounts recognized at the beginning of the period	2,576	432

Schedule of Cost of Goods Sold

Cost of goods sold include the following:

kEUR	2025	2024	2023
Cost of materials	25,967	72,568	95,007
Personnel expenses	10,619	10,714	9,623
Depreciation and amortization	9,490	5,711	4,082
Other expenses	1,767	1,593	1,558
Total	47,842	90,585	110,270

Research and development expenses

kEUR	2025	2024	2023
Personnel expenses	6,904	6,695	1,083
Material expenses	111	66	153
Depreciation and amortization	320	317	247
External development service provider	579	1,335	607
Other expenses	575	559	743
Total	8,488	8,971	2,832

Schedule of Selling General and Administrative Expenses

Selling, general and administrative expenses include the following:

kEUR	2025	2024	2023
Personnel expenses	11,441	11,506	10,243
Legal and consulting fees	8,516	5,114	4,984
Administration fee	3,407	3,466	2,741
Marketing costs	1,186	1,222	1,554
Insurance expenses	2,460	2,839	1,774
Depreciation and amortization	778	671	522
Other expenses	5,010	6,770	6,005
Total	32,797	31,588	27,823

Schedule of Other Operating Income

Other operating income includes the following:

kEUR	2025	2024	2023
Income from reversal of provisions	1,568	12,350	101
Exchange rate gains	25	1,322	139
Income from subsequent payments	5	64	39
Income from compensation	204	6	120
Other	463	788	268
Total	2,264	14,530	667

Schedule of Other Operating Expense

Other operating expense includes the following:

kEUR	2025	2024	2023
Exchange rate losses	775	1,436	1,200
Provisions for onerous contracts	-137	162	10,973
Warranties	529	23	-461
Other expenses	166	328	43
Total	1,334	1,949	11,755

Schedule of Finance Income and Finance Costs Recognized in Profit or Loss

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2025	2024	2023
Finance income from remeasurement of warrant liabilities	40,567	-	-
Foreign currency gains	19,826	-	3
Income from other interest and similar income	395	24	187
Finance income	60,788	24	190
Finance expense from remeasurement of warrant liabilities	-8,724	-62,170	-10,859
Interest expense from shareholder loans	-21,563	-16,106	-2,784
Interest expense from convertible notes	-20,795	-	-
Loss from extinguishment of loan	-	-3,725	-
Foreign currency losses	-8,199	-6,660	-
Interest expense from leasing	-154	-156	-153
Interest expense from guarantee commissions	-6	-10	-67
Other interest expense	-101	-56	-23
Finance expenses	-59,542	-88,883	-13,886
Net finance result	1,247	-88,859	-13,697

Schedule of Current and Deferred Taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in other comprehensive income.

kEUR	2025	2024	2023
Current year	-73	-16	88
Current tax expense	-73	-16	88
Origination and reversal of temporary differences	1,475	-946	4,378
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	-750	471	-1,325
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	-395	-	-
Deferred tax (expense) income	330	-475	3,053
Total	257	-491	3,141

Schedule of Reconciliation of the Effective Tax Rate

The applicable tax rate of 29.48% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 13.65% and represents the tax rate of the main operating German entities of ADSE Group.

kEUR	2025	2024	2023
Profit (loss) before tax	-55,447	-97,467	-58,221
Tax using the applicable tax rate	16,343	29,074	17,161
Tax effect of:
Difference in tax rates *)	-1,221	-4,974	-1,348
Non-deductible expenses	-7,809	-287	-585
Non-taxable income	34	207	1,291
Additions for tax purposes	402	-	362
Non-recognition of deferred taxes on tax loss carried forward	-12,197	-2,728	-10,293
Non-recognition of deferred taxes on temporary differences	-624	-	-301
True up on deferred taxes from prior year	-395	700	-18
Permanent differences	5,706	-22,483	-3,130
Others	18	-	2
Taxes on income	257	-491	3,141

*)	The difference in tax rates represents the effects of differing domestic tax rates of the non-German ADSE Group entities.

Schedule of Deferred Tax Assets Recognized for Tax Loss Carryforwards

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2025	Expiration	Dec. 31, 2024	Expiration	Dec. 31, 2023	Expiration
Germany
thereof corporation tax	148.945	Non-expiring	114.590	Non-expiring	114.803	Non-expiring
thereof trade tax	146.512	Non-expiring	108.689	Non-expiring	112.540	Non-expiring
thereof interest carryforward	9.262	Non-expiring
USA	21.137	Non-expiring	20.330	Non-expiring	16.281	Non-expiring
Ireland *)	4.462	Non-expiring	3.699	Non-expiring	4.616	Non-expiring
Austria	455	Non-expiring

*)	Amount relates to management expenses that can be set-off against future profits

Schedule of Deferred Tax Balances Developed

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2025	DTA	DTL	Dec. 31, 2024
Intangible assets	4	3,638	-3,634	-	6,060	-6,060
Right-of-use assets	-	697	-697	-	928	-928
Fixed assets	-	4	-4	-	-	-
Inventories	-	-	-	329	-	329
Contract assets	-	-	-	-	12	-12
Trade and other receivables	4	2,726	-2,722	90	-	90
Financial liabilities	-	36	-36	650	-	650
Lease liabilities	754	-	754	987	-	987
Trade and other payables	81	-	81	110	-	110
Contract liabilities	78	-	78	144	-	144
Other provisions	-	27	-27	48	28	20
Tax loss carryforwards	4,877	-	4,877	3,006	-	3,006
Netting	-5,783	-5,783	-	-5,358	-5,358	-
Total	15	1,345	-1,330	6	1,670	-1,664

Schedule of Earnings Per Share
Earnings per share	2025	2024	2023
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-55,190	-97,958	-55,081

Weighted average number of ordinary shares outstanding (in k units) (basic)	56,394	51,224	48,919
Effects of dilution from: *)
RSU	207	357	288
NQSO	541	464	-
Warrants	4,416	5,680	-
Weighted average number of ordinary shares outstanding (in k units) (diluted)	61,558	57,724	49,208
Basic loss per share (€)	-0.98	-1.91	-1.13
Diluted loss per share (€)	-0.98	-1.91	-1.13

*)	Due to the loss situation, they are treated as anti-dilutive in the years presented.

Schedule of Development of Intangible Assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2024	32,610	705	33,315
Additions	344	101	445
Disposals	-692	-	-692
As of Dec. 31, 2024	32,261	806	33,067
Additions	349	50	399
Disposals	-	-11	-11
As of Dec. 31, 2025	32,610	845	33,456

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2024	-7,818	-457	-8,274
Additions	-4,111	-153	-4,264
As of Dec. 31, 2024	-11,928	-610	-12,538
Additions	-7,887	-131	-8,018
Disposals	-	11	11
As of Dec. 31, 2025	-19,815	-731	-20,546

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2024	24,793	248	25,041
As of Dec. 31, 2024	20,333	196	20,529
As of Dec. 31, 2025	12,795	114	12,910

Schedule of Development of Right of Use Assets

The development of right-of-use assets is shown below:

kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2024	3,020	265	3,286
Amortization charge for the year	-848	-208	-1,056
Additions to right-of-use assets	552	484	1,036
Effect of movements in exchange rates	3	5	8
As of Dec. 31, 2024	2,727	546	3,273
Amortization charge for the year	-655	-103	-757
Additions to right-of-use assets	830	190	1,020
Disposals of right-of-use assets	-304	-213	-517
Effect of movements in exchange rates	-31	-6	-37
As of Dec. 31, 2025	2,567	414	2,981

Schedule of Recognized Amount

The amounts recognized in profit or loss except for amortization are shown below:

kEUR	2025	2024	2023
Amounts recognized in profit or loss
Interest on lease liabilities	154	156	153
Expenses relating to short-term leases	366	339	119
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	40	26	22
Amounts recognized in the statement of cash flows
Total cash outflow of leases	1,367	1,193	1,065

Schedule of Development of Fixed Assets

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2024	10,225	172	10,397
Additions	1,200	80	1,280
Disposals	-342	-	-342
Reclassification	172	-172	-
Effect of movements in exchange rates	13	-	13
As of Dec. 31, 2024	11,269	80	11,349
Additions	1,233	1,649	2,883
Disposals	-587	-2	-589
Reclassification	78	-78	-
Effect of movements in exchange rates	-39	-	-39
As of Dec. 31, 2025	11,954	1,649	13,603

kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2024	-4,006	-	-4,006
Additions	-1,379	-	-1,379
Disposals	233	-	233
Effect of movements in exchange rates	-1	-	-1
As of Dec. 31, 2024	-5,154	-	-5,154
Additions	-1,347	-	-1,347
Disposals	506	-	506
Effect of movements in exchange rates	5	-	5
As of Dec. 31, 2025	-5,990	-	-5,990

kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2024	6,219	172	6,391
As of Dec. 31, 2024	6,115	80	6,195
As of Dec. 31, 2025	5,964	1,649	7,614

Schedule of Other Investments and Other Assets	Other investments and other assets include the following:
kEUR	Dec. 31, 2025	Dec. 31, 2024
Other investments	6	5
Other assets	137	174
Total	144	179

Schedule of Inventories

Inventories include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Finished goods	30,950	15,245
Work in progress	5,019	9,402
Raw materials	42,230	53,010
Total	78,198	77,657

kEUR	Dec. 31, 2025	Dec. 31, 2024
Write-downs finished goods	-9,206	-181
Write-downs work in progress	-1,318	-808
Write-downs raw materials	-16,664	-13,003
Total	-27,188	-13,991

Schedule of Trade and Other Receivables

Trade and other receivables include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Trade receivables	5,289	9,900
Advanced payments	157	780
Other receivables financial	929	3,364
Deferred expenses and accrued income	537	624
Other receivables non-financial	744	308
Total	7,655	14,975

Schedule of Other Accrued Items	Other accrued items include the following:
kEUR	Dec. 31, 2025	Dec. 31, 2024
Day One Loss	-	12,392
Other accrued items related to lender warrants	933	1,055
Total	933	13,447

Schedule of Market Prices for Private Warrants

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value at initial recognition was determined by applying a Black-Scholes option pricing model with the following inputs (Level 3 – Fair value hierarchy under IFRS 13):

	September 3, 2024
Input	Reference	Second Shareholder Loan		Second Shareholder Loan plus
Spot price	1	USD	13.16	USD	13.16
Strike price	2	USD	6.20	USD	6.20
Expected term (years)	3		2		2
Risk free rate	4		4.73%		4.73%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		64.48%		64.48%
Number of warrants outstanding			2,500,001		4,800,002
Fair value per warrant		USD	8.22	USD	8.22

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (August 26, 2026),

4.	Interpolated 1.9-year constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Based on historical volatility of ADSE stock price.
Input	Reference	Dec. 31, 2025		Dec. 31, 2024
Spot price	1	USD	12.68	USD	15.51
Strike price	2	USD	11.50	USD	11.50
Expected term (years)	3		0.97		1.98
Risk free rate	4		3.82%		2.78%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		60.79%		55.42%
Price of redemption feature	7	USD	0.05	USD	0.53
Liquidity discount	8		10.00%		10.00%
Fair Market Value	9	USD	12.28	USD	14.17
Fair value per private warrant		USD	1,30	USD	3,67

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value is determined by applying a Black-Scholes option pricing model with the following inputs (Level 3 – Fair value hierarchy under IFRS 13):

	Dec. 31, 2025
Input	Reference	Second shareholder loan		Second shareholder loan plus
Spot price	1	USD	12.68	USD	12.68
Strike price	2	USD	6.20	USD	6.20
Expected term (years)	3		0.65		0.65
Risk free rate	4		3.82%		3.82%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		66.49%		66.49%
Number of warrants outstanding			3,838,711		4,800,002
Fair value per warrant		USD	6.81	USD	6.81

	Dec. 31, 2024
Input	Reference	First shareholder loan		Second shareholder loan		Second shareholder loan plus
Spot price	1	USD	15.51	USD	15.51	USD	15.51
Strike price	2	USD	3.00	USD	6.20	USD	6.20
Expected term (years)	3		0.34		1.63		1.63
Risk free rate	4		2.88%		3.45%		3.45%
Dividend yield	5		0.00%		0.00%		0.00%
Annual volatility	6		46.15%		46.58%		46.58%
Number of warrants outstanding			1,680,000		4,000,001		4,800,002
Fair value per warrant		USD	12.54	USD	9.71	USD	9.71

As of December 31, 2025, the fair value of these warrants amounts to kEUR 11,258 (December 31, 2024: kEUR 0) and is shown as a liability. After the adjustment of the exercise price of these warrants, the fair value was determined by applying a Black-Scholes option pricing model with the following inputs (Level 3 – Fair value hierarchy under IFRS 13):

Input	Reference	Dec. 31, 2025
Spot price	1	USD	12.68
Strike price	2	USD	10.31
Expected term (years)	3		4.33
Risk free rate	4		3.74%
Dividend yield	5		0.00%
Annual volatility	6		61.21%
Number of warrants outstanding			1,827,284
Fair value per warrant		USD	7.24

Schedule of Cash and Cash Equivalents	Cash and cash equivalents include the following:
kEUR	Dec. 31, 2025	Dec. 31, 2024
Cash	3	1
Cash at banks	7,011	22,856
Total	7,014	22,858

Schedule of Development of Issued and Outstanding Shares

The development of issued and outstanding shares from January 01, 2023, to December 31, 2025, is shown in the table below.

in k units	2025	2024	2023
Outstanding as of Jan. 01	52,362	50,585	48,877
Capital increase	-	-	1,667
Exercise of warrants	4,329	1,376	-
Conversion of convertible notes	3,554	-	-
Exercise of options	107	139	-
Share based compensation	84	262	41
Outstanding as of Dec. 31	60,436	52,362	50,585
Treasury shares	80	80	58
Issued and outstanding as of Dec. 31	60,516	52,442	50,642

Schedule of Financial Statements of Foreign Operations

As of December 31, 2025, the share capital amounts to kEUR 5 (December 31, 2024: kEUR 5, December 31, 2023: kEUR 4) and is fully paid in.

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital	5	5	4
Capital reserves	332,907	245,298	225,007
Other equity	613	1,044	106
Retained earnings	-289,157	-191,198	-136,117
Profit (loss)	-55,190	-97,959	-55,081
Equity attributable to owners of the Company	-10,822	-42,809	33,919
Total	-10,822	-42,809	33,919

Schedule of the Reporting Date Warrant Liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Dec. 31, 2025
Public warrants	5,047,695	5,112
Private warrants	2,773,255	3,061
Warrants relating to shareholder loans	8,638,713	35,376
Warrants relating to convertible notes	1,827,284	11,259
Total	18,286,947	54,808

As of December 31, 2024, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2024
Public warrants	7,187,281	24,905
Private warrants	4,475,000	15,826
Warrants relating to shareholder loans	10,480,003	78,849
Total	22,142,284	119,581

Schedule of Trade and Other Payables

Trade and other payables include the following:

kEUR	Dec. 31, 2025	Dec. 31, 2024
Trade payables	16,731	29,299
Sales tax liabilities	599	953
Accrued expenses	819	1,292
Trade payables due to related parties	1,822	2,601
Other payables non-financial	561	811
Other payables financial	333	215
Total	20,865	35,171

Schedule of Development of Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2025	6,922	162	13	620	7,717
Added	773	25	14	2	814
Unwind of discount	86	-	-	15	101
Utilized	-3,080	-162	-	-	-3,242
Reversal	-1,313	-	-	-256	-1,568
As of Dec. 31, 2025	3,388	25	27	382	3,822
Current	3,051	25	-	-	3,075
Non-current	338	-	27	382	747
Total	3,388	25	27	382	3,822

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2024	9,103	10,983	12	626	20,725
Added	6,624	162	1	12	6,798
Unwind of discount	43	-	-	13	56
Utilized	-5,128	-2,369	-	-14	-7,512
Reversal	-3,719	-8,614	-	-16	-12,350
As of Dec. 31, 2024	6,922	162	13	620	7,717
Current	5,424	162	-	-	5,586
Non-current	1,498	-	13	620	2,132
Total	6,922	162	13	620	7,717

Schedule of Fair Value Disclosure

The fair value disclosure of lease liabilities is not required.

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial assets
Cash and cash equivalents	At amortized cost	n/a	6,987	6,987	22,858	22,858
Trade receivables (current)	At amortized cost	n/a	5,289	5,289	9,900	9,900
Other investments (non-current)	At amortized cost	n/a	6	6	5	5
Other financial receivables (current)	At amortized cost	n/a	903	903	3,358	3,358
Other financial receivables (non-current)	At amortized cost	n/a	25	25	6	6
Total			13,212	13,212	36,126	36,126

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial liabilities
Warrant liabilities - private	FVTPL	3	3,061	3,061	15,826	15,826
Warrant liabilities - public	FVTPL	1	5,112	5,112	24,905	24,905
Warrant liabilities - shareholder loan	FVTPL	3	35,376	35,376	78,849	78,849
Warrant liabilities - convertible notes	FVTPL	3	11,259	11,259	-	-
Loans and borrowings (current)	At amortized cost	n/a	48,560	48,560	13,333	13,333
Trade payables (current)	At amortized cost	n/a	16,731	16,731	29,299	29,299
Trade payables due to related parties (current)	At amortized cost	n/a	1,822	1,822	2,601	2,601
Lease liabilities (non-current)	At amortized cost	n/a	1,866	-	2,336	-
Lease liabilities (current)	At amortized cost	n/a	1,322	-	1,144	-
Other payables financial (current)	At amortized cost	n/a	333	333	215	215
Total			81,892	78,704	168,509	165,030

Schedule of Consolidated Profit / Equity	The assumed movement in annual volatility is based on observable movements of the stock price over the past years.
2025	Significant unobservable input (annual volatility)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - shareholder loans	66.49%	12.50%	-790	-12.50%	556
Warrant liabilities - convertible notes	61.21%	15.00%	-1,528	-15.00%	1,651

2024	Significant unobservable input (annual volatility)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - shareholder loans	46.15% / 46.58%	12.50%	-1,052	-12.50%	483
2025	Significant unobservable input (price redemption feature)		Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	USD	0.05	10%	0	-10%	0

2024	Significant unobservable input (price redemption feature)		Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	USD	0.53	10%	-387	-10%	430

2025	Significant unobservable input (liquidity discount)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	10.00%	5%	0	-5%	0

2024	Significant unobservable input (liquidity discount)	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Warrant liabilities - private warrants	10.00%	5%	861	-5%	-861
2025	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Public warrants	11.80%	-920	-11.80%	920
Private warrants	2.60%	1,421	-2.60%	-302
Warrants related to shareholder loans	2.60%	-1,363	-2.60%	1,927
Warrants related to convertible notes	2.60%	-423	-2.60%	420
2024	Variance	Effect on profit before tax / equity in kEUR	Variance	Effect on profit before tax / equity in kEUR
Public warrants	13.60%	-5,440	-13.60%	5,440
Private warrants	7.50%	172	-7.50%	-172
Warrants related to shareholder loans	7.50%	-8,759	-7.50%	8,708

Schedule of Reconciliation of Fair Value Measurement of Warrant Liabilities (Level 3)

The following table shows the reconciliation of fair value measurement of warrant liabilities (Level 3):

	Warrant liabilities
kEUR	Private	Shareholder loans	Capital increases	Convertible notes	Total
Fair Value
As of Jan. 31, 2024	3,280	11,114	1,989	-	16,383
Remeasurement recognized in statement of profit or loss	11,911	31,218	3,906	-	47,035
Issue of new warrants	-	31,786	-	-	31,786
Exercise of warrants	-	-372	-6,013	-	-6,385
Effect of movements in exchange rates recognized in statement of profit or loss	635	5,103	118	-	5,856
As of Dec. 31, 2024	15,826	78,849	-	-	94,675
Remeasurement recognized in statement of profit or loss	-6,801	-16,641	-	2,533	-20,909
Issue of new warrants	-	-	-	9,000	9,000
Exercise of warrants	-4,588	-18,255	-	-	-22,843
Effect of movements in exchange rates recognized in statement of profit or loss	-1,376	-8,577	-	-274	-10,227
As of Dec. 31, 2025	3,061	35,376	-	11,259	49,696

Schedule of Measurement of Fair Values

Measurement of fair values as of March 31, 2022:

Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 18, 2022:

Measurement of fair values	3.7 years	2.7 years	1.7 years	0.7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of November 29, 2022:

Measurement of fair values	3.34 years	2.34 years	1.34 years	0.33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

For the following grant date, vesting had already started with the start of employment of several employees in 2022. However, the formal grant date is January 24, 2023. Measurement of fair values as of January 24, 2023:

Measurement of fair values	3.18 years	2.18 years	1.18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 05, 2023:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	3.74	3.29	2.28	1.59
Share price at grant date in USD	6.00	6.00	6.00	6.00
Exercise price in USD	6.00	6.00	6.00	6.00
Expected volatility in %	82.81%	81.30%	64.25%	62.66%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of April 15, 2024:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	5.19	4.60	4.29	2.90
Share price at grant date in USD	10.44	10.44	10.44	10.44
Exercise price in USD	10.44	10.44	10.44	10.44
Expected volatility in %	59.66%	60.65%	70.53%	66.12%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.34%	4.41%	4.62%	5.01%
Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	7.16	6.82	5.13	2.97
Share price at grant date in USD	15.08	15.08	15.08	15.08
Exercise price in USD	15.08	15.08	15.08	15.08
Expected volatility in %	56.13%	63.05%	56.41%	45.12%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.28%	4.27%	4.29%	4.36%
Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	6.40	6.00	4.44	2.50
Share price at grant date in USD	13.45	13.45	13.45	13.45
Exercise price in USD	13.45	13.45	13.45	13.45
Expected volatility in %	56.67%	62.27%	54.80%	42.54%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.08%	4.04%	4.04%	4.16%
Measurement of fair values	3.58 years	2.58 years	1.58 years	0.58 years
Fair value at grant date in USD	5.66	4.61	3.33	2.56
Share price at grant date in USD	11.60	11.60	11.60	11.60
Exercise price in USD	11.60	11.60	11.60	11.60
Expected volatility in %	63.38%	59.33%	53.65%	70.35%
Expected life in years	3.58	2.58	1.58	0.58
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	3.75%	3.75%	3.85%	3.95%

Schedule of Cash Flows Arising from Financing Activities

Reconciliation of movements of liabilities to cash flows arising from financing activities

kEUR	Loans and borrowings	Warrant liabilities	Leases	Convertible notes	Total
Balance as of Jan. 01, 2025	13,333	119,581	3,480	0	136,394
Changes from financing cash flows
Proceeds from shareholder loans	6,275	-	-	-	6,275
Proceeds from convertible notes	-	-	-	38,156	38,156
Proceeds from the issue of warrants	-	9,000	-	-	9,000
Proceeds from the exercise of warrants	-	26,950	-	-	26,950
Repayment of shareholder loans	-22,026	-	-	-	-22,026
Repayment of convertible notes	-	-	-	-21,231	-21,231
Repayment of lease liabilities	-	-	-1,222	-	-1,222
Interest paid	-2,152	0	-154	-10,204	-12,511
Total changes from financing cash flows	-17,903	35,950	-1,376	6,721	23,390
Other Changes
Effect of changes in foreign exchange rates	-822	-11,341	-39	-763	-12,964
Changes in fair value	-	-31,842	-	-	-31,842
Other changes *)	45	-57,540	-51	-26,753	-84,298
Additions to lease liabilities	-	-	1,020	-	1,020
Interest expense recognized in profit and loss	10,357	-	154	20,795	31,306
Total liability-related other changes	9,580	-100,723	1,084	-6,721	-96,778
Balance as of Dec. 31, 2025	5,010	54,808	3,188	0	63,006

*)	Other changes in warrant liabilities include non-cash effective changes that are related to the exercise of warrants and increased equity; other changes related to the convertible notes are non-cash effective changes due to the conversion of debt and interest into equity.
kEUR	Loans and borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2024	13,908	21,626	3,434	38,968
Changes from financing cash flows
Proceeds from shareholder loans	-	13,967	-	13,967
Proceeds from the issue of warrants	-	-	-	-
Proceeds from the exercise of warrants	-	9,260	-	9,260
Repayment of shareholder loans	-11,225	-	-	-11,225
Repayment of lease liabilities	-	-	-996	-996
Interest paid	-1,018	-	-156	-1,174
Total changes from financing cash flows	-12,243	23,227	-1,152	9,832
Other Changes
Effect of changes in foreign exchange rates	845	6,660	8	7,513
Changes in fair value	-	65,895	-	65,895
Other changes *)	-96	2,173	-	2,077
Additions to lease liabilities	-	0	1,034	1,034
Interest expense recognized in profit and loss	10,919	-	156	11,075
Total liability-related other changes	11,668	74,728	1,198	87,594
Balance as of Dec. 31, 2024	13,333	119,581	3,480	136,394
kEUR	Loans and borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2023	-	2,439	3,477	5,915
Changes from financing cash flows
Proceeds from shareholder loans	12,033	-	-	12,033
Proceeds from the issue of warrants	-	8,592	-	8,592
Repayment of shareholder loans	-703	-	-	-703
Repayment of lease liabilities	-	-	-912	-912
Interest paid	-106	0	-153	-259
Total changes from financing cash flows	11,224	8,592	-1,065	18,751
Other Changes
Effect of changes in foreign exchange rates	-83	-264	8	-339
Changes in fair value	-	10,859	-	10,859
Additions to lease liabilities	-	0	871	871
Interest accrued	2,767	-	144	2,911
Total liability-related other changes	2,684	10,595	1,023	14,302
Balance as of Dec. 31, 2023	13,908	21,626	3,434	38,968

Schedule of Development of Loss Allowance	The following table shows the development of loss allowance.
kEUR	2025	2024
Allowance as of Jan. 01	197	134
Addition	179	197
Reversal	-197	-134
Allowance as of Dec. 31	179	197

Schedule of Trade Receivables, Contract Assets and Other Investments

In the following tables, the loss allowance as of December 31, 2025 and December 31, 2024 was determined as follows for trade receivables, contract assets and other investments.

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2025
Expected loss rate	1.65%	1.01%	0.00%	0.00%	20.68%	-
Gross carrying amount - trade receivables	3,593	766	370	202	536	5,468
Gross carrying amount - other investments	6	-	-	-	-	6
Loss allowance	-60	-8	-	-	-111	-178
Total	3,540	759	370	202	425	5,296

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2024
Expected loss rate	1.41%	1.19%	0.00%	0.28%	12.14%	-
Gross carrying amount - trade receivables	5,590	3,716	53	142	595	10,096
Gross carrying amount - other investments	5	-	-	-	-	5
Gross carrying amount - contract assets	41	-	-	-	-	41
Loss allowance	-80	-44	0	0	-72	-197
Total	5,556	3,672	53	141	523	9,945

Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities	The amounts are gross and undiscounted and include contractual interest payments:
kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	5,198	5,198	-	-
Lease liabilities	3,387	1,449	1,938	-
Trade payables	16,731	16,731	-	-
Trade payables due to related parties	1,822	1,822	-	-
Other payables	1,713	1,499	-	214
Total	28,851	26,700	1,938	214

The following table shows the remaining contractual maturities of ADSE’s financial liabilities as of December 31, 2024. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	25,052	25,052	-	-
Lease liabilities	3,722	1,270	2,452	-
Trade payables	29,299	29,299	-	-
Trade payables due to related parties	2,601	2,601	-	-
Other payables	2,317	2,109	-	209
Total	62,992	60,331	2,452	209

Schedule of Appreciated or Depreciated

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2025 and 2024 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2025	OCI	Variance	Dec. 31, 2024
EUR/USD	+/-10.0%	-1,691 / 2,067	-	+/-10.0%	+228 / -278

RSU [member]
Disclosure on Individual Items of the Consolidated Financial Statements (Tables) [Line Items]
Schedule of Grants Under Share Based Payment

The following table shows the number and weighted average fair values (WAFV) of and movements in RSUs during the year:

	2025		2024
Program RSU	Number of RSUs	WAFV	Number of RSUs	WAFV
Awards outstanding January 1	356,605	8.67	288,189	7.35
Awards granted in the reporting period	153,710	13.01	341,163	10.62
Awards forfeited in the reporting period	-47,508	8.45	-43,522	9.74
Awards vested in the reporting period	-107,248	9.09	-229,225	8.19
Awards expired in the reporting period	-	-	-	-
Awards outstanding December 31	355,559	10.55	356,605	8.67

The following table shows the number and weighted average exercise prices (WAEP) of, and movements in stock options during the year:

	2025		2024
Program NQSO	Number of NQSO	WAEP	Number of NQSO	WAEP
Awards outstanding January 1	1,912,024	7.68	1,877,700	6.82
Awards granted in the reporting period	342,951	13.48	424,298	10.44
Awards forfeited in the reporting period	-201,139	7.68	-251,279	5.81
Awards exercised in the reporting period	-107,258	7.13	-138,695	6.16
Awards expired in the reporting period	-3,827	10.44	-	-
Awards outstanding December 31	1,942,751	8.72	1,912,024	7.68
Awards exercisable December 31	818,084	7.64	463,963	7.51